Capital Leases (Tables)	6 Months Ended
Jun. 30, 2017
Leases [Abstract]
Schedule Of Capital Lease Obligations
	As at
	Jun. 30, 2017	Dec. 31, 2016
Current portion of capital lease obligations	3,338,766	181,047
Current portion of deferred finance fees	(157,384)	(22,019)
Non-current portion of capital lease obligations	41,301,086	9,064,702
Non-current portion of deferred finance fees	(596,883)	(93,080)
Total capital lease obligations	43,885,585	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	-
Net capital lease obligations	41,005,585	9,130,650

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital lease as at June 30, 2017, were as follows:

As at
Jun. 30, 2017
2017	2,748,815
2018	6,241,500
2019	6,241,500
2020	6,258,600
2021	12,457,300
2022	4,854,500
2023	17,008,300
Total minimum lease payments	55,810,515
Less amounts representing interest and deferred finance fees	(11,924,930)
Net minimum lease payments	43,885,585
Amount receivable in respect of capital leases	(2,880,000)
Adjusted net minimum lease payments	41,005,585